Annual Total Returns - BlackRock LifePath Dynamic 2065 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart]	Apr. 30, 2021
Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares | BlackRock LifePath Dynamic 2065 Fund | Institutional Shares
Bar Chart Table:
Annual Return 2020	13.99%